Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,097,200	9,724,200	9,724,200
Common stock, shares outstanding	15,097,200	9,724,200	9,724,200